Derivatives - Offsetting Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Offsetting
Gross Amount of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 33	$ 106
Gross Amount of Eligible Offsetting Recognized Derivative Assets	25	11
Cash Collateral Received	0	0
Net Amount of Derivative Liabilities	$ 8	$ 95